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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-02514

ING Variable Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Growth and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP GROWTH AND INCOME PORTFOLIO	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 95.6%
		Aerospace/Defense: 1.9%
1,234,000	L	Boeing Co.	$63,699,080

			63,699,080

		Agriculture: 2.6%
1,870,600		Altria Group, Inc.	87,993,024

			87,993,024

		Auto Parts and Equipment: 1.5%
1,624,600	@, L	Goodyear Tire & Rubber Co.	17,448,204
596,000		Johnson Controls, Inc.	33,858,760

			51,306,964

		Banks: 3.7%
473,900	L	City National Corp.	30,779,805
735,900		Mellon Financial Corp.	20,377,071
1,218,200		Wells Fargo & Co.	72,641,266

			123,798,142

		Beverages: 1.4%
1,155,200		Coca-Cola Co.	46,265,760

			46,265,760

		Biotechnology: 1.3%
785,000	@	Amgen, Inc.	44,493,800

			44,493,800

		Building Materials: 1.0%
889,200	@	American Standard Cos., Inc.	34,598,772

			34,598,772

		Computers: 1.5%
2,785,500		Hewlett-Packard Co.	52,228,125

			52,228,125

		Cosmetics/Personal Care: 1.4%
904,000		Procter & Gamble Co.	48,924,480

			48,924,480

		Diversified Financial Services: 14.8%
232,500		Bear Stearns Cos., Inc.	22,359,525
526,400	L	Capital One Financial Corp.	38,900,960
2,484,700		Citigroup, Inc.	109,624,965
1,620,506	L	Countrywide Financial Corp.	63,831,731
3,411,000	@	E*TRADE Financial Corp.	38,953,620
610,900		Fannie Mae	38,731,060
693,800		Franklin Resources, Inc.	38,686,288
1,078,000		J.P. Morgan Chase & Co.	42,828,940
599,800		Lehman Brothers Holdings, Inc.	47,816,056
1,151,000		Morgan Stanley	56,744,300

			498,477,445

		Electric: 1.7%
7,167,200	@, L	Calpine Corp.	20,784,880
700,000		Edison Intl.	18,557,000
275,600		Entergy Corp.	16,704,116

			56,045,996

		Electronics: 1.0%
1,590,000	@	Agilent Technologies, Inc.	34,296,300

			34,296,300

		Engineering and Construction: 1.0%
861,500	@, L	Jacobs Engineering Group, Inc.	32,986,835

			32,986,835

PORTFOLIO OF INVESTMENTS
ING VP GROWTH AND INCOME PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Entertainment: 1.8%
1,482,000		International Game Technology	$53,277,900
471,800	L	Regal Entertainment Group	9,011,380

			62,289,280

		Environmental Control: 0.8%
553,400	@, L	Stericycle, Inc.	25,401,060

			25,401,060

		Forest Products and Paper: 0.7%
591,600		International Paper Co.	23,906,556

			23,906,556

		Healthcare-Products: 3.4%
314,200		Guidant Corp.	20,749,768
1,650,100		Johnson & Johnson	92,950,133

			113,699,901

		Healthcare-Services: 1.8%
352,300		Aetna, Inc.	35,205,339
1,236,400	L	Health Management Associates, Inc.	25,259,652

			60,464,991

		Insurance: 2.7%
593,800		American Intl. Group, Inc.	40,372,462
816,600		Hartford Financial Services Group, Inc.	50,572,038

			90,944,500

		Internet: 1.0%
380,600	@	eBay, Inc.	34,992,364

			34,992,364

		Investment Companies: 2.0%
1,550,000	L	Consumer Staples Select Sector SPDR Fund	33,573,000
1,257,800	L	Materials Select Sector SPDR Fund	34,652,390

		Leisure Time: 0.6%
461,800	L	Royal Caribbean Cruises Ltd.	20,134,480

			20,134,480

		Lodging: 0.5%
1,060,422	@	Caesars Entertainment, Inc.	17,709,047

			17,709,047

		Media: 2.5%
2,662,800	@, L	Time Warner, Inc.	42,977,592
1,227,365	L	Viacom, Inc.	41,190,369

			84,167,961

		Miscellaneous Manufacturing: 8.6%
1,065,000	L	Danaher Corp.	54,613,200
3,490,500		General Electric Co.	117,210,990
345,000		ITT Industries, Inc.	27,596,550
2,942,500	@@	Tyco Intl. Ltd.	90,217,050

			289,637,790

		Oil and Gas: 5.0%
406,800		Anadarko Petroleum Corp.	26,995,248
468,200		Burlington Resources, Inc.	19,102,560
1,418,500		Exxon Mobil Corp.	68,556,105
502,600	@@	Royal Dutch Petroleum Co.	25,934,160
866,800		XTO Energy, Inc.	28,153,664

			168,741,737

		Oil and Gas Services: 2.2%
1,162,000		Halliburton Co.	39,147,780
535,000		Schlumberger Ltd.	36,010,850

			75,158,630

PORTFOLIO OF INVESTMENTS
ING VP GROWTH AND INCOME PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 5.5%
454,600	@	Gilead Sciences, Inc.	$16,992,948
3,555,200		Pfizer, Inc.	108,789,120
971,600	@, @@, L	Teva Pharmaceutical Industries Ltd. ADR	25,213,020
1,130,000	@	Watson Pharmaceuticals, Inc.	33,289,800

			184,284,888

		Retail: 5.1%
750,000		CVS Corp.	31,597,500
2,677,000	L	Gap, Inc.	50,059,900
746,000		Target Corp.	33,756,500
1,100,000		Wal-Mart Stores, Inc.	58,520,000

			173,933,900

		Semiconductors: 4.1%
1,442,800	@, L	Applied Materials, Inc.	23,791,772
2,566,900		Intel Corp.	51,492,014
448,200	@	KLA-Tencor Corp.	18,591,336
2,252,000	@@, L	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,079,280
1,417,800		Texas Instruments, Inc.	30,170,784

			140,125,186

		Software: 5.7%
356,900	@	Electronic Arts, Inc.	16,413,831
5,692,700	S	Microsoft Corp.	157,403,155
222,329	@, L	Pixar, Inc.	17,541,758

			191,358,744

		Telecommunications: 6.8%
3,971,500	@	Cisco Systems, Inc.	71,884,150
5,527,600	@, L	JDS Uniphase Corp.	18,628,012
994,100		Motorola, Inc.	17,933,564
1,016,200	@	Nextel Communications, Inc.	24,226,208
945,200		SBC Communications, Inc.	24,527,940
855,900		Scientific-Atlanta, Inc.	22,184,928
1,290,800		Sprint Corp.	25,983,804
616,000		Verizon Communications, Inc.	24,258,080

			229,626,686

		Total Common Stock
		(Cost $3,066,834,907)	3,229,917,814

PORTFOLIO OF INVESTMENTS
ING VP GROWTH AND INCOME PORTFOLIO	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 8.0%
		Repurchase Agreement: 3.8%
$127,775,000		Morgan Stanley Repurchase Agreement dated 09/30/04, 1.850%, due 10/01/04, $127,781,566 to be received upon repurchase (Collateralized by $129,290,000 various Federal Home Loan Bank, 3.625%-5.375%, Market Value plus accrued interest $132,179,838, due 05/15/06-11/14/08)		$127,775,000

		Total Repurchase Agreement
		(Cost $127,775,000)		127,775,000

		Securities Lending Collateralcc: 4.2%
143,068,590		The Bank of New York Institutional
		Cash Reserves Fund		143,075,357

		Total Securities Lending Collateral
		(Cost $143,075,357)		143,075,357

		Total Short-Term Investments
		(Cost $270,850,357)		270,850,357

		Total Investments In Securities
		(Cost $3,337,685,264)*	103.6%	$3,500,768,171
		Other Assets and Liabilities—Net	(3.6)	(123,003,088)

		Net Assets	100.0%	$3,377,765,083

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at September 30, 2004.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2004.

	*	Cost for federal income tax purposes is $3,427,067,562. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$198,726,879
		Gross Unrealized Depreciation		(125,026,270)

		Net Unrealized Appreciation		$73,700,609

Information concerning open futures contracts at September 30, 2004 is shown below:

	No. of	Notional	Expiration	Unrealized
Short Contracts	Contracts	Market Value	Date	Gain/(Loss)
S&P 500 Index	465	$129,607,125	12/16/2004	($524,025)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Funds

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

By	/s/ Michael J. Roland

Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	November 24, 2004